Schedule of investments

Delaware Opportunity Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.78%
Basic Industry - 8.21%
Axalta Coating Systems †	150,700	$3,398,285
Berry Global Group †	246,800	10,938,176
Celanese	63,900	5,517,126
Crown Holdings †	79,400	5,171,322
Graphic Packaging Holding	708,700	9,914,713
Huntsman	516,800	9,286,896
Newmont	109,300	6,748,182
		50,974,700
Business Services - 1.53%
Brink’s	121,000	5,506,710
ManpowerGroup	58,200	4,001,250
		9,507,960
Capital Spending - 10.55%
AECOM †	194,100	7,294,278
Allison Transmission Holdings	133,200	4,899,096
AMETEK	28,900	2,582,793
Gates Industrial †	415,500	4,271,340
HD Supply Holdings †	179,100	6,205,815
ITT	211,900	12,447,006
KBR	509,700	11,493,735
Quanta Services	260,700	10,227,261
United Rentals †	41,100	6,125,544
		65,546,868
Consumer Cyclical - 5.54%
BorgWarner	142,000	5,012,600
DR Horton	161,100	8,932,995
Johnson Controls International	180,800	6,172,512
Mohawk Industries †	42,200	4,294,272
Stanley Black & Decker	71,600	9,979,608
		34,391,987
Consumer Services - 8.14%
AutoZone †	4,300	4,850,916
Cable One	3,150	5,590,778
Darden Restaurants	81,400	6,167,678
Dollar Tree †	73,800	6,839,784
Hasbro	76,900	5,763,655
Marriott International Class A	112,100	9,610,333
PVH	34,800	1,672,140
VF	100,800	6,142,752
ViacomCBS Class B	168,800	3,936,416
		50,574,452

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Schedule of investments

Delaware Opportunity Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples - 3.86%
Campbell Soup	76,600	$3,801,658
Conagra Brands	177,700	6,249,709
Kellogg	89,600	5,918,976
Tyson Foods Class A	78,200	4,669,322
US Foods Holding †	168,400	3,320,848
		23,960,513
Energy - 3.83%
Hess	225,200	11,667,612
Marathon Oil	956,800	5,855,616
Patterson-UTI Energy	526,100	1,825,567
Valero Energy	75,400	4,435,028
		23,783,823
Financial Services - 17.20%
Affiliated Managers Group	59,800	4,458,688
Allstate	99,300	9,631,107
American Financial Group	107,400	6,815,604
Assurant	63,900	6,600,231
Comerica	183,400	6,987,540
East West Bancorp	343,300	12,441,192
First Hawaiian	216,870	3,738,839
Globe Life	85,400	6,339,242
Hancock Whitney	246,865	5,233,538
Hartford Financial Services Group	214,600	8,272,830
KeyCorp	779,300	9,491,874
Raymond James Financial	172,400	11,866,292
Reinsurance Group of America	76,700	6,016,348
Synchrony Financial	405,600	8,988,096
		106,881,421
Healthcare - 6.00%
AmerisourceBergen	75,800	7,638,366
Quest Diagnostics	79,200	9,025,632
Service Corp. International	125,000	4,861,250
STERIS	43,400	6,659,296
Zimmer Biomet Holdings	75,900	9,059,424
		37,243,968
Real Estate Investment Trusts - 9.38%
Apartment Investment and Management Class A	210,600	7,926,984
Brandywine Realty Trust	536,600	5,843,574
Highwoods Properties	178,200	6,652,206
Host Hotels & Resorts	514,700	5,553,613
Kimco Realty	454,500	5,835,780

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(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Life Storage	100,300	$9,523,485
Outfront Media	325,700	4,615,169
VEREIT	1,224,100	7,870,963
Welltower	86,400	4,471,200
		58,292,974
Technology - 14.25%
Agilent Technologies	100,300	8,863,511
Avnet	201,700	5,624,405
Citrix Systems	21,100	3,120,901
DXC Technology	71,900	1,186,350
Fiserv †	46,600	4,549,092
Flex †	693,800	7,111,450
Keysight Technologies †	89,300	8,999,654
ON Semiconductor †	205,900	4,080,938
Qorvo †	60,300	6,664,959
Synopsys †	108,500	21,157,500
Teradyne	171,700	14,510,367
Western Digital	59,900	2,644,585
		88,513,712
Transportation - 3.13%
CSX	53,400	3,724,116
JB Hunt Transport Services	65,600	7,894,304
Southwest Airlines	229,800	7,854,564
		19,472,984
Utilities - 8.16%
CMS Energy	183,500	10,720,070
Edison International	114,200	6,202,202
MDU Resources Group	210,600	4,671,108
NRG Energy	194,500	6,332,920
Public Service Enterprise Group	194,700	9,571,452
WEC Energy Group	93,500	8,195,275
Xcel Energy	80,400	5,025,000
		50,718,027
Total Common Stock (cost $689,955,466)		619,863,389

Short-Term Investments – 0.31%
Money Market Mutual Funds - 0.31%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	387,831	387,831
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	387,831	387,831

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Schedule of investments

Delaware Opportunity Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	387,831	$387,831
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	387,831	387,831
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	387,831	387,831
Total Short-Term Investments (cost $1,939,155)		1,939,155

Total Value of Securities – 100.09%
(cost $691,894,621)		621,802,544
Liabilities Net of Receivables and Other Assets – (0.09%)		(533,085)
Net Assets Applicable to 28,041,478 Shares Outstanding – 100.00%		$621,269,459

† Non-income producing security.

GS – Goldman Sachs

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